SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS

144,272,697 ordinary shares were outstanding as of June 30, 2019 (December 31, 2018: 144,272,697 ordinary shares), each with a par value of $0.05.

In the six months ended June 30, 2019, we acquired an aggregate of 350,000 shares in open market transactions under our share buy-back program. The shares were acquired on the Oslo Stock Exchange. As of June 30, 2019, we have repurchased a total of 795,000 shares under our share buy-back program. As of June 30, 2019, and following a distribution of 50,000 shares in connection with our 2016 Share Option Plan, we hold 745,000 treasury shares (December 31, 2018: 445,000 treasury shares).

In the six months ended June 30, 2019, we paid an aggregate of $10.8 million in dividends to our shareholders, or $0.08 per share (six months ended June 30, 2018, $28.9 million, or $0.20 per share). Refer to "Note 20 Subsequent events" for any subsequent dividend declarations.